Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended			15 Months Ended	18 Months Ended	24 Months Ended		27 Months Ended	30 Months Ended	36 Months Ended		39 Months Ended	42 Months Ended	48 Months Ended		54 Months Ended	60 Months Ended		66 Months Ended	72 Months Ended		78 Months Ended	84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	May 01, 2023	Jan. 17, 2020	Aug. 01, 2016	Jul. 31, 2016	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IDIVX with maximum sales charge
Accumulated Value				$ 9,499				$ 10,214					$ 10,834				$ 11,774			$ 11,492				$ 14,146		$ 15,759			$ 16,596			$ 19,813		$ 21,954	$ 28,538
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IDHIX
Accumulated Value			$ 10,000						$ 10,831			$ 11,518				$ 12,547					$ 12,278		$ 15,149				$ 16,918			$ 17,861	$ 21,385		$ 23,754			$ 30,945
Integrity Dividend Summit Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							APAYX with maximum sales charge
Accumulated Value	$ 9,497				$ 9,805					$ 11,185				$ 11,731				$ 15,132
Integrity Dividend Summit Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IPAYX
Accumulated Value	10,000				10,331					11,782				12,379				15,973
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IGIAX with maximum sales charge
Accumulated Value				9,499				10,570					12,255				13,752			15,322				20,547		18,830			21,272			25,878		29,449	38,574
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IGIVX
Accumulated Value			10,000						11,177			12,988				14,613					16,319		21,942				20,159			22,831	27,844		31,766			41,715
Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IHFAX with maximum sales charge
Accumulated Value				9,580				10,492					10,754				11,479			11,866				13,126		12,320			12,617			13,851		15,017	15,719
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							IHFIX
Accumulated Value			10,000						10,990			11,292				12,068					12,505		13,886				13,048			13,395	14,743		16,045			16,816
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICPAX with maximum sales charge
Accumulated Value				9,497				9,514					10,863				8,353			5,223				7,647		10,506			11,161			12,311		14,021	19,048
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICWIX
Accumulated Value			10,000						10,444			11,975				9,240					5,817		8,558				11,825			12,612	13,994		16,012			21,888
Integrity Short Term Government Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MDSAX with maximum sales charge
Accumulated Value		$ 9,497				$ 9,653					$ 9,702				$ 9,264				$ 9,072			$ 9,751			$ 10,390			$ 10,933
Integrity Short Term Government Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MDSIX
Accumulated Value				10,000				10,021					10,163				10,506			10,823				10,904		10,448			10,242			11,037		11,788	12,435
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value				10,000				11,604					13,489				14,566			16,308				22,251		21,219			23,980			29,292		34,076	40,742
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value				10,000				11,604					13,489				14,566			16,308				22,251		21,219			23,980			29,292		34,076	34,076
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value			10,000						11,619			13,506				14,584					16,328		22,279				21,246			24,011	29,329		34,119			40,794
Integrity Dividend Summit Fund | Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value	10,000				11,055					13,504				15,709				18,783
Integrity Dividend Summit Fund | Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value	10,000				11,055					13,504				15,709				18,783
Integrity Dividend Summit Fund | Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value	10,000				11,055					13,504				15,709				18,783
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value				10,000				11,604					13,489				14,566			16,308				22,251		21,219			23,980			29,292		34,076	40,742
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value				10,000				11,604					13,489				14,566			16,308				22,251		21,219			23,980			29,292		34,076	40,742
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR Index
Accumulated Value			10,000						11,619			13,506				14,584					16,328		22,279				21,246			24,011	29,329		34,119			40,794
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000				9,949					9,869				10,666			11,746				11,664		10,600			10,243			10,766		11,130	11,431
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000				9,949					9,869				10,666			11,746				11,664		10,600			10,243			10,766		11,130	11,431
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000						9,969			9,889				10,689					11,770		11,688				10,622			10,265	10,788		11,153			11,455
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 TR Index
Accumulated Value				10,000				11,600					13,494				14,599			15,947				21,930		20,890			23,540			28,619		32,919	39,492
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 TR Index
Accumulated Value				10,000				11,600					13,494				14,599			15,947				21,930		20,890			23,540			28,619		32,919	39,492
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 TR Index
Accumulated Value			10,000						11,616			13,513				14,620					15,969		21,961				20,919			23,572	28,658		32,964			39,546
Integrity Short Term Government Fund | Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,718					10,643				9,672				9,347			9,823			10,156			10,431
Integrity Short Term Government Fund | Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000				9,949					9,869				10,666			11,746				11,664		10,600			10,243			10,766		11,130	11,431
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P High Yield Dividend Aristocrats Index
Accumulated Value				10,000				10,803					12,212				13,279			12,605				17,173		18,211			18,786			20,580		21,516	25,085
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,753					11,406				12,395			12,099				14,892		16,591			17,472			20,859		23,113	30,044
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P High Yield Dividend Aristocrats Index
Accumulated Value				10,000				10,803					12,212				13,279			12,605				17,173		18,211			18,786			20,580		21,516	25,085
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | IDHCX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,671					11,239				12,121			11,742				14,347		15,859			16,572			19,646		21,608	27,867
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P High Yield Dividend Aristocrats [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P High Yield Dividend Aristocrats Index
Accumulated Value			10,000						10,839			12,253				13,324					12,648		17,231				18,273			18,850	20,651		21,590			25,171
Integrity Dividend Summit Fund | Class A | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Select Dividend Index
Accumulated Value	10,000				10,168					11,704				12,671				15,751
Integrity Dividend Summit Fund | Class A | APAYX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,325					11,778				12,353				15,934
Integrity Dividend Summit Fund | Class C | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Select Dividend Index
Accumulated Value	10,000				10,168					11,704				12,671				15,751
Integrity Dividend Summit Fund | Class C | CPAYX without sales charge [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,325					11,779				12,298				15,717
Integrity Dividend Summit Fund | Class I | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Select Dividend Index
Accumulated Value	$ 10,000				$ 10,168					$ 11,704				$ 12,671				$ 15,751
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				11,128					12,902				14,477			16,130				21,631		19,822			22,394			27,243		31,001	40,608
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class C | IGIUX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				11,043					12,729				14,223			15,784				21,062		19,158			21,482			25,938		29,296	38,089
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value				10,000				11,095					11,383				12,162			12,674				14,020		12,896			13,464			14,952		16,249	17,090
Integrity High Income Fund | Integrity High Income Fund, Class A | IHFAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,952					11,225				11,982			12,386				13,702		12,860			13,170			14,458		15,675	16,408
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value				10,000				11,095					11,383				12,162			12,674				14,020		12,896			13,464			14,952		16,249	17,090
Integrity High Income Fund | Integrity High Income Fund Class C | IHFCX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,884					11,072				11,716			12,037				13,213		12,312			12,516			13,636		14,635	15,205
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value			10,000						11,095			11,384				12,163					12,675		14,021				12,897			13,465	14,954		16,250			17,091
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 Energy TR Index
Accumulated Value				10,000				9,915					11,971				9,752			5,942				8,707		14,482			16,799			18,460		17,751	25,184
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,017					11,438				8,795			5,500				8,052		11,062			11,752			12,963		14,763	20,056
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 Energy TR Index
Accumulated Value				10,000				9,915					11,971				9,752			5,942				8,707		14,482			16,799			18,460		17,751	25,184
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | ICPUX without sales charge [Member]
Account Value [Line Items]
Accumulated Value				10,000				9,980					11,332				8,668			5,393				7,855		10,754			11,345			12,459		14,103	19,087
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 1500 Energy TR Index
Accumulated Value			$ 10,000						$ 10,264			$ 12,391				$ 10,095					$ 6,151		$ 9,013				$ 14,991			$ 17,390	$ 19,108		$ 18,374			$ 26,069
Integrity Short Term Government Fund | Class A | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value		10,000				10,296					10,311				9,988				10,002			10,537			11,004			11,351
Integrity Short Term Government Fund | Class A | MDSAX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 10,164					$ 10,215				$ 9,755				$ 9,552			$ 10,267			$ 10,939			$ 11,512
Integrity Short Term Government Fund | Class I | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value				$ 10,000				$ 10,016					$ 10,002				$ 10,387			$ 10,833				$ 10,848		$ 10,508			$ 10,523			$ 11,086		$ 11,577	$ 11,942